Fees Summary	Apr. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,857,000
Previously Paid Amount	0.00
Total Fee Amount	1,085.05
Total Offset Amount	0.00
Net Fee	1,085.05
Narrative - Max Aggregate Offering Price	$ 7,857,000
Final Prospectus	true